UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  1370 Avenue of the Americas
          25th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York             February 6, 2006
-----------------------     --------------------------    ----------------------
     [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total: $541,196,905
                                         (thousands)



List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE

                                                                                                                  Voting Authority
                                 Title of                               Shrs or     Sh  Put   Investment  Other
Name of Issuer                   Class           CUSIP     Value        Prn Amt     Prn/Call  Discretion  Mangrs   Sole Shared None
--------------                   -----           -----     -----        -------     --------  ----------  ------   ----------------

Acxiom Corp.                     Common        005125109     9,936,000      432,000 Sh         Sole       None      432,000
Andrx Corp.                      Andrx Group   034553107   116,035,680    7,041,000 Sh         Sole       None    7,041,000
Benchmark Electronics Inc.       Common        08160H101   118,061,478    3,510,600 Sh         Sole       None    3,510,600
Brink's Co.                      Common        109696104   187,232,280    3,908,000 Sh         Sole       None    3,908,000
Checkpoint Systems Inc.          Common        162825103    52,600,635    2,133,900 Sh         Sole       None    2,133,900
Dendrite International, Inc.     Common        248239105    57,138,532    3,965,200 Sh         Sole       None    3,965,200
NDCHealth Corp.                  Common        639480102       192,300       10,000 Sh         Sole       None       10,000



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